Trade and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of trade and other receivables
	March 31, 2023	December 31, 2022
Trade receivables	$1,645,627	$2,015,291
Allowance for doubtful accounts	(1,062,052)	(1,056,393)
Taxes receivable	527,548	615,730
Total	$1,111,123	$1,574,628